Consolidated Balance Sheets	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 598,430	$ 762,234	$ 129,552
Accounts receivable, net	1,375	1,751	38,384
Inventories, net	426,868	543,712	310,007
Loan to third parties			400,000
Deferred offering costs			497,302
Other current assets	3,970,863	5,057,780	140,400
Total current assets	4,997,536	6,365,477	1,515,645
Non-current assets
Property and equipment, net	109,343	139,273	286,558
Right-of-use assets	135,565	172,672	131,845
Total non-current assets	244,908	311,945	418,403
TOTAL ASSETS	5,242,444	6,677,422	1,934,048
Current liabilities
Accounts payable	234,608	298,826	93,931
Accruals and other payables	450,549	573,875	541,678
Bank loans, current	45,782	58,313	55,613
Operating lease liabilities, current	49,003	62,416	109,142
Contract liabilities	41,829	53,279
Total current liabilities	978,791	1,246,709	3,795,787
Non-current liabilities
Bank loans, non-current	15,744	20,053	78,366
Operating lease liabilities, non-current	86,562	110,256	22,703
Total non-current liabilities	102,306	130,309	101,069
TOTAL LIABILITIES	1,081,097	1,377,018	3,896,856
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ (DEFICIT) / EQUITY
Additional paid-in capital	18,504,502	23,569,613	10,239,208
Subscription receivable	(29,246)	(37,251)	(37,251)
Accumulated other comprehensive (loss)/gain	69,634	88,694	(1,143)
Accumulated deficit	(14,386,886)	(18,324,909)	(12,167,130)
Total shareholders’ (deficit) / equity	4,161,347	5,300,404	(1,962,808)
TOTAL LIABILITIES AND EQUITY	5,242,444	6,677,422	1,934,048
Common Class A [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	1,723	2,194	1,445
Common Class B [Member]
SHAREHOLDERS’ (DEFICIT) / EQUITY
Ordinary shares	1,620	2,063	2,063
Major Shareholders [Member]
Current liabilities
Borrowings			2,995,423
Related Party [Member]
Current liabilities
Borrowings	$ 157,020	$ 200,000